ACCOUNTING POLICIES ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of maturity analysis of operating lease payments
The following tables summarise the reconciliation of the opening lease liability position under IFRS 16:

Total
Operating lease commitments disclosed as at 31 December 2018 (undiscounted)	€ million
Within one year	94
After one year, but not more than five years	169
More than five years	37
Total minimum lease payments	300

Disclosure of lease liability

Total
€ million
Total minimum lease payments (discounted)	290
(Less): short-term and low value leases recognised on a straight-line basis as expense	(5)
Add: adjustments as a result of a different treatment of extension and termination options	32
(Less): non-lease components for property leases	(5)
Add: non-lease components for vehicle leases and other	10
Lease operating liability recognised as at 1 January 2019	322
Add: finance lease liabilities recognised as at 31 December 2018	75
Total lease liability recognised as at 1 January 2019	397
The following table summarises the net book value of right of use assets included within property, plant and equipment:

	31 December 2019	1 January 2019
	€ million	€ million
Buildings and improvements	188	208
Machinery, equipment and containers	23	5
Vehicle fleet	140	145
Furniture and office equipment	33	35
Total	384	393
Total additions to the right of use assets during 2019 were €127 million.
The following table summarises depreciation charges relating to right of use assets recognised in the consolidated income statement during 2019:

31 December 2019
€ million
Buildings and improvements	39
Machinery, equipment and containers	5
Vehicle fleet	62
Furniture and office equipment	18
Total	124